Consolidated Statements Of Comprehensive Income - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Statement of comprehensive income [Abstract]
Sales (Notes 4,35,45 and 47)	₩ 57,925,837	₩ 58,568,082	₩ 60,033,062
Sales of goods	56,684,312	56,894,876	57,897,804
Sales of construction services (Note 20)	812,175	1,264,916	1,742,391
Sales of services	429,350	408,290	392,867
Cost of sales (Notes 14,25,43 and 47)	(51,804,596)	(57,779,835)	(58,207,721)
Cost of sales of goods	(50,353,315)	(55,750,468)	(55,976,628)
Cost of sales of construction services	(1,009,430)	(998,766)	(1,638,869)
Cost of sales of services	(441,851)	(1,030,601)	(592,224)
Gross profit	6,121,241	788,247	1,825,341
Selling and administrative expenses (Notes 25,36,43 and 47)	(2,678,443)	(2,669,576)	(2,627,890)
Other income (Note 28 and 37)	1,036,448	997,973	969,894
Other expenses (Note 37)	(417,720)	(241,913)	(231,330)
Other gains (losses), net (Note 38)	35,094	(582,258)	(621,124)
Operating profit (loss) (Note 4)	4,096,620	(1,707,527)	(685,109)
Finance income (Notes 5,12 and 39)	1,510,249	1,009,706	796,870
Finance expenses (Notes 5,12 and 40)	(2,896,443)	(2,782,156)	(2,470,743)
Profit (loss) related to associates, joint ventures and subsidiaries (Notes 4,16 and 17)	281,107	214,139	358,163
Share in profit of associates and joint ventures	398,972	257,673	473,269
Gain on disposal of investments in associates and joint ventures	10,165	70,094	5,079
Gain on disposal of investments in subsidiaries	0	0	73
Share in loss of associates and joint ventures	(119,848)	(90,853)	(110,168)
Loss on disposal of investments in associates and joint ventures	(16)	(2)	(2,183)
Impairment loss on investments in associates and joint ventures	(1,556)	(22,517)	(7,907)
Loss on disposal of investments in subsidiaries	(6,610)	(256)	0
Profit (loss) before income tax	2,991,533	(3,265,838)	(2,000,819)
Income tax benefit (expense) (Note 41)	(899,064)	1,002,303	826,321
Profit (loss) for the period	2,092,469	(2,263,535)	(1,174,498)
Other comprehensive income (loss), net of tax (Notes 5,12,25,31 and 34)	(219,841)	135,196	(106,925)
Items that will not be reclassified subsequently to profit or loss:
Remeasurements of defined benefit liability (Notes 25 and 31)	(69,804)	42,315	(108,169)
Share in other comprehensive income (loss) of associates and joint ventures (Note 31)	3,181	(6,789)	(1,153)
Net change in fair value of financial assets at fair value through other comprehensive income (Note 34)	(8,532)	(11,732)	(34,185)
Items that are or may be reclassified subsequently to profit or loss:
Net change in the unrealized fair value of derivatives using cash flow hedge accounting (Notes 5, 12 and 34)	64,561	19,242	211
Foreign currency translation of foreign operations (Note 34)	(76,442)	72,816	(20,717)
Share in other comprehensive income (loss) of associates and joint ventures (Note 34)	(132,805)	19,344	57,088
Total comprehensive income (loss) for the period	1,872,628	(2,128,339)	(1,281,423)
Profit (loss) attributable to:
Owners of the controlling company (Note 44)	1,991,347	(2,345,517)	(1,314,567)
Non-controlling interests	101,122	81,982	140,069
Profit (loss) for the period	2,092,469	(2,263,535)	(1,174,498)
Total comprehensive income (loss) attributable to:
Owners of the controlling company	1,802,824	(2,239,147)	(1,426,477)
Non-controlling interests	69,804	110,808	145,054
Other comprehensive income (loss)	₩ 1,872,628	₩ (2,128,339)	₩ (1,281,423)
Earnings (loss) per share (in won) (Note 44)
Basic and diluted earnings (loss) per share	₩ 3,102	₩ (3,654)	₩ (2,048)